Stock-Based Compensation and Benefit Plans - Plan Details (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2014	Dec. 31, 2014	Apr. 30, 2014	Feb. 28, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2012
Stock-Based Compensation and Benefit Plans (Textual)
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.01
Share-based compensation expense					$ 83,402	$ 38,699	$ 154,308	$ 85,209	$ 316,176	$ 700,715
Share-based compensation, costs not yet recognized				$ 117,000
Options granted									2,004,420	330,470
Options granted, exercise price									$ 1.50	$ 4.13
Options outstanding		2,704,587							2,704,587	827,543			614,042
Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding		1,750,000							1,750,000
Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted					93,000	110,000	558,000	110,000	2,004,420	330,470
Options granted, minimum exercise price							$ 0.75
Options granted, maximum exercise price							$ 1.50
Options granted, fair value					$ 15,557	$ 93,089	$ 100,289	$ 93,089	$ 339,671	$ 306,189
Stock options | Portion of award relating to 337,750 shares
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period									2 years
Vesting percentage on grant date									33.33%
Vesting percentage, remaining vesting period									66.67%
Options granted									337,750
Stock options | Portion of award relating to 1,665,670 shares
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period									1 year
Vesting percentage on grant date									50.00%
Vesting percentage, remaining vesting period									50.00%
Options granted									1,665,670
Stock options | Portion of award relating to 455,000 shares
Stock-Based Compensation and Benefit Plans (Textual)
Exercise price before modification		$ 4.00
Exercise price after modification		$ 1.50
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award		$ 42,000
Share-based compensation expense		36,000
Share-based compensation, costs not yet recognized		$ 6,000							$ 6,000
Options outstanding		455,000							455,000
Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date							33.33%
Vesting percentage on first anniversary of grant date							33.33%
Options granted							295,000
Options granted, exercise price									$ 1.50
Options granted, fair value									$ 339,671
Stock options | Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding					1,965,000		1,965,000
Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Exercise price before modification				$ 4.00
Exercise price after modification				$ 9.00
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award				$ 236,000
Share-based compensation expense				$ 119,000
Share-based compensation, costs not yet recognized		$ 178,934			$ 131,254		$ 131,254		$ 178,934
Employee stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Options granted			110,000
Options granted, exercise price			$ 4.00
Options granted, fair value			$ 93,089
2010 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares of common stock reserved for issuance under the plan		625,000			625,000		625,000		625,000
2010 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted										330,470
Options granted, minimum exercise price										$ 4.00
Options granted, maximum exercise price										$ 9.00
Options granted, fair value										$ 306,000
2010 EIP | Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date										100.00%
Options granted										250,000
2010 EIP | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding		255,167			129,250		129,250		255,167
2010 EIP | Minimum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted, minimum exercise price				$ 4.00
2014 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares authorized under EIP	1,524,327
Common stock, par value	$ 0.0001
Maximum number of common shares granted per individual in any one year	100,000
2014 EIP | Nonemployee Directors
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date	50.00%
Vesting percentage on first anniversary of grant date	50.00%
2014 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	5 years
Options outstanding		698,420			629,000		629,000		698,420
2014 EIP | Incentive stock options
Stock-Based Compensation and Benefit Plans (Textual)
Discretionary incentives of common shares that may be granted to new employees each fiscal year	100,000
2014 EIP | Maximum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	10 years
2014 EIP | Maximum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	3 years
2014 EIP | Minimum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	2 years								2 years